Fair Value Measurements and Fair Value Hierarchy - Summary of Investment for Which Fair Value is Measured using the Net Asset (Details) - EBP 003 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investments measured at NAV
Fair Value	$ 2,119,731	$ 1,786,268
Common Collective Trust [Member]
Investments measured at NAV
Fair Value	2,119,731	1,786,268
Unfunded Commitments	$ 0	$ 0
Redemption Frequency (If Currently Eligible)	Daily	Daily